Note 19 - Other Supplemental Information	12 Months Ended
Dec. 31, 2011
Additional Financial Information Disclosure [Text Block]
19.	Other supplemental information

	2011	2010	2009

Franchisor operations
Revenues	$74,429	$69,382	$66,966
Operating earnings	16,110	10,334	8,641
Initial franchise fee revenues	5,857	4,677	5,662

Cash payments made during the period
Income taxes	$43,897	$43,809	$33,270
Interest	16,240	18,301	13,470

Non-cash financing activities
Increases in capital lease obligations	$1,540	$1,240	$1,722

Other expenses
Rent expense	$65,992	$57,600	$48,957